Income Taxes (Provision for Income Taxes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
The Provision for Income Taxes [Abstract]
Current	$ 545,900	$ 784,500	$ 208,000
Deferred income taxes	859,100	298,500	1,032,000
Total provision for income taxes	$ 1,405,000	$ 1,083,000	$ 1,240,000